[Fund Name] [Date], 2021

x $[xx.xx] billion investment grade fixed - income portfolio (as of [Date]) » Open - end institutional commingled mutual fund registered under Investment Company Act of 1940 and regulated under the federal securities laws administered by the U.S. Securities and Exchange Commission (SEC) » Monthly unit valuation and income distribution – independent third - party pricing x Record of consistent and competitive returns » 22 out of 25 years outperforming its benchmark on a gross basis, 14 of those years on a net basis x Investment strategy » With its focus on high credit quality multifamily mortgage securities, the portfolio is designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg Barclays US Aggregate Bond Index, by providing : ▪ a higher income ▪ a superior credit profile ▪ a similar interest rate risk 1 Features of the HIT As of December 31, 2020, unless otherwise denoted HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended January 31 , 2021 was 3 . 70% , 4 . 96% , 3 . 40% , and 3 . 51% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

History of the HIT

AFL-CIO HIT

- ✓ Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965).
- ✓ Created by the AFL-CIO Executive Council under President George Meany's leadership.
  - ➢ Established to encourage and assist development of lower income housing while creating employment for the construction trades
  - ➢ "A massive attack would be made to meet America's tremendous unmet housing needs", George Meany*
- ✓ **100 percent union labor requirement** for all directly-sourced construction related investments.

Project Picture	Project Picture	Project Picture
[Project Name] [Project City, State]	[Project Name] [Project City, State]	[Project Name] [Project City, State]

**Letter from George Meany, President, AFL-CIO, dated March 23, 1964 regarding the establishment of a Mortgage Investment Trust and Auxiliary Housing Corporation at p.2 (the "Meany Letter"). The Meany Letter is available on the HIT's website at https://www.aflcio-hit.com/wp-content/uploads/2019/10/meany_letter.pdf*

AFL-CIO HOUSING INVESTMENT TRUST

2

HIT’s Long History of Impact Investing Successful history as a fixed income impact investor incorporating Environmental, Social, and Governance (ESG) factors into its investment strategy and signatory of the United Nations - supported Principles for Responsible Investment (PRI) NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS * (1984 - present) Cote Village Boston, MA Gateway Northeast Minneapolis, MN Project 29 (Church + State) Cleveland, OH 18 Sixth Avenue at Pacific Park Brooklyn, NY 545 $9.1 B $17.1 B $34.0 B $13.8 B 182.2 M 200,113 118,679 Projects in HIT Investment, $185.0M in New Markets Tax Credit (NMTC) allocations in total development cost in total economic benefits in personal income, including wages and benefits with $7.0B for construction workers hours of on - site union construction work created total jobs generated across communities housing and healthcare units, with 67% affordable housing 3 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2020 . Economic impact data is in 201 9 dollars and all other figures are nominal .

4 ^ In addition, HIT subsidiary Building America CDE, Inc . (Building America) contributed New Markets Tax Credit (NMTC) allocations as follows : $ 21 M in Boston, $ 10 M in Chicago, $ 8 M in NYC . $ 185 . 0 M nationwide (1984 - 2020) Bay Area Boston Chicago New York City Twin Cities Major Markets Nationwide # of Projects 21 36 53 68 66 244 545 HIT Investment^ $467.2M $667.4M $742.8M $1.8B $1.2B $4.8B $9.1B Total Development Cost $866.0M $1.6B $1.7B $4.4B $1.8B $10.2B $17.1B Union Construction Hours 10.2M 12.9M 18.3M 24.2M 17.5M 83.1M 182.2M Total Jobs Created 11,127 14,890 18,590 26,220 21,544 92,372 200,113 Housing Units (% affordable) 3,520 (35%) 4,232 (89%) 12,151 (69%) 42,353 (92%) 9,841 (48%) 72,097 (79%) 118,679 (67%) Total Economic Impact $1.9B $2.8B $3.1B $4.7B $3.6B $16.1B $34.0B HIT’s Investment in Major Markets* *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2020 . Economic impact data is in 201 9 dollars and all other figures are nominal .

5 x Diverse Workforce – 63% minority or women. x Diverse Leadership Team – 50% minority or women. x Awarded the New York City Comptroller’s Office Diverse Practitioner Award in 2018, citing its diversity in leadership, staff, and business practices. x Recognized by Pensions & Investments (P&I) in 2017 and 2018, as a Best Place to Work in Money Management citing its success at building and retaining a diverse workplace and its mission driven work. x Diversity contributes to staff retention and depth of experience. Strong Record of Diversity As of December 31, 2020, unless otherwise denoted

41 43 44 44 42 43 43 43 41 40 42 34 32 32 34 36 38 40 42 44 46 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 In BPS HIT Expense Ratio x HIT leadership committed to reducing operating costs to benefit investors and make HIT more competitive . x Expense ratio declined from 42 bps in 2018 to 32 bps in 2020. Leadership Lowers Operating Costs 6 As an internally managed mutual fund, the HIT does not charge a fixed fee . Instead, in accordance with its prospectus, the HIT passes along only its costs of operations . All returns over actual costs are distributed on a pro rata basis to investors based on units held, and all expenses are borne in proportion to the number of units held . Each year the Board of Trustees approves the HIT budget and monitors it throughout the year . For the year ended December 31 , 2020 , the HIT’s ratio of expenses to average net assets was 32 basis points . Expenses may be higher or lower in any given year . The HIT provides additional information about its expense ratio in its Registration Statement and Annual Report to Participants which may be found at www . aflcio - hit . com and at www . sec . gov .

Erica Khatchadourian Chief Financial Officer 25+ years of experience in accounting for financial transactions, general and personnel management and policy development, with 26 years at the HIT Chang Suh CEO and Co - Chief Portfolio Manager 20+ years of experience in the financial services industry, specializing in the commercial mortgage industry and 21 years at the HIT Nick Milano General Counsel 20+ years of experience in the financial services sector, with 9 years at the HIT Lesyllee White Chief Marketing Officer 20+ years of experience in the financial services industry, with 19 years at the HIT Michael Cook Co - Chief Portfolio Manager 15 years of experience managing, trading and structuring investments at the HIT Leadership Team Ted Chandler Managing Director, Regional Operations 30+ years of experience in housing finance and community development, including 15 years at Fannie Mae and 10 years at the HIT John Hanley Senior Managing Director 30+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 14 years at the HIT Corinne Smith Chief of Staff/Special Counsel 30+ years of management and legal experience in transactional, operational, compliance and policy matters with 7+ years at the HIT 7

Plan types include pension, health & welfare, annuity, among others. $2,224.73 33% $940.99 14% $1,338.31 20% $1,741.19 26% $504.07 7% Investors at a Glance (as of 12/31/2020) $ in Millions Building Trades - Local (248) Building Trades - National (20) Industrial - Other (51) Public (13) Service (32) Investor Profile: 364 Investors Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . 8

Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings on Form N - PORT . Performance for Periods Ending [Date] 1 Year 3 Year 5 Year 10 Year Since Inception [Date] Net Participant Dollar - Weighted [x.xx]% [x.xx]% [x.xx]% [x.xx]% [x.xx]% Market Value of Units Held at [Date]: [$xxxxxx] Investments Since Inception: [$xxxxxx] Withdrawals Since Inception: [$xxxxxx] Income Earned Since Inception: [$xxxxxx] [Fund Name] 9 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended January 31 , 2021 was 3 . 70% , 4 . 96% , 3 . 40% , and 3 . 51% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

HIT: Cycle of Sustainable, Responsible Investment HIT finances projects through guaranteed securities Construction securities help provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Union Pension Plan invests in HIT Union workers contribute to pension funds 10 HIT finances projects primarily through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Pension Plan invests in HIT Union workers contribute to pension funds

The HIT seeks to offer investors: x Competitive Returns x High Credit Quality x Highly Liquid Investment x Value Added – Collateral Benefits: » Union Construction Jobs, Housing (including Affordable), Economic Impact » Investing in Underserved Communities Competitive Returns and Collateral Benefits Through Directly Sourced Multifamily Investments 11 [Project Name] [Project City, State] [Project Name] [Project City, State] [Project Name] [Project City, State]

Objectives Strategy Core Competency x Generate competitive risk - adjusted fixed - income total returns versus the Bloomberg Barclays US Aggregate Bond Index. x Generate employment for union members in the construction trades and related industries. x Support housing construction including affordable and workforce projects . x Specialize in directly sourced multifamily mortgage backed securities (MBS) that create jobs and housing (including affordable). x Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk. x Offer diversification benefits to investors. x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to the Barclays Aggregate HIT Objectives and Strategy 12

HIT vs. Benchmark: Fundamentals HIT Barclays Agg AAA Index HIT Barclays Agg AAA Index Higher Credit Quality Similar Interest Rate Risk U.S. Government/ Agency/AAA/Cash 91.2% 69.8% 100% Effective Duration 5.83 6.26 5.14 A & Below/Not Rated 3.3% 26.8% 0% Convexity 0.25 0.29 - 0.12 Higher Yield Lower Prepayment Risk Current Yield 2.68% 2.54% 2.19% Prepayment Protection 78% 73% 62% Yield to Worst 1.51% 1.02% 0.85% No Prepayment Protection 22% 27% 38% AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index . The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . As of December 31, 2020 13

6.54% 6.54% 5.04% 4.20% 3.99% 6.20% 6.20% 4.66% 3.81% 3.57% 7.51% 7.51% 5.34% 4.44% 3.84% 6.43% 6.43% 4.64% 3.53% 3.18% 0.0% 2.0% 4.0% 6.0% 8.0% YTD 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate AAA Index Total Returns vs. Benchmark and AAA Index As of December 31, 2020 The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index. HIT Performance Relative to Benchmark 14

15 Average Annual Total Returns vs. Benchmark Calendar Year Returns as of Year - End 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 6.54% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 6.20% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% 7.51% 10.19% 2.83% 4.02% 2.57% 4.34% 7.54% 8.08% 2.91% 5.66% 7.66% 2.38% - 2.06% 5.34% 1.12% 1.36% 2.41% 0.92% 6.67% 6.43% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 HIT Gross HIT Net Barclays Aggregate AAA Index HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended January 31 , 2021 was 3 . 70% , 4 . 96% , 3 . 40% , and 3 . 51% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index .

16 HIT’s Performance Is Similar to the Benchmark Rolling annual returns show a high correlation with the Barclays Aggregate, but tend to exceed the benchmark during periods of economic weakness HIT vs. Barclays Aggregate Performance Rolling Annual Returns on a Monthly Basis -3% 0% 3% 6% 9% 12% 15% Jun-02 Dec-02 Jun-03 Dec-03 Jun-04 Dec-04 Jun-05 Dec-05 Jun-06 Dec-06 Jun-07 Dec-07 Jun-08 Dec-08 Jun-09 Dec-09 Jun-10 Dec-10 Jun-11 Dec-11 Jun-12 Dec-12 Jun-13 Dec-13 Jun-14 Dec-14 Jun-15 Dec-15 Jun-16 Dec-16 Jun-17 Dec-17 Jun-18 Dec-18 Jun-19 Dec-19 Jun-20 Dec-20 HIT Gross Barclays Aggregate HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended January 31 , 2021 was 3 . 70% , 4 . 96% , 3 . 40% , and 3 . 51% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

17 Active Risk Management x Portfolio Management Committee » Sets portfolio macro - strategy, oversees portfolio management function, monitors trading matters, and approves counterparties, among other duties x Valuation Committee » Oversees HIT’s valuation process, including review of the reliability of pricing by independent sources, appropriateness of valuation methodologies, determination of fair value under Board - approved policies and procedures » Oversees HIT’s liquidity risk management program, including the liquidity classification of the portfolio assets, with the assistance of an independent party x Investment Committee » Reviews and approves all commitments related to internally sourced construction transactions » Board of Trustees Executive Committee also required to approve all such transactions greater than $75 million

Construction - Related Multifamily Investment Process INVESTMENT COMMITTEE Reviews information on all construction - related multifamily and healthcare investments for the portfolio Reviews pricing provided Approves or disapproves transactions for investment, recommends transactions to Executive Committee, if required INVESTMENT MANAGEMENT TEAM IDENTIFY PROJECTS Mortgage Bankers Developers Housing Finance Agencies Community Organizations Labor Community City Representatives EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES Reviews and approves or disapproves PORTFOLIO MANAGER Rate lock after issuance of agency (e.g., FHA/Fannie Mae/HFA) commitment INVESTMENT MANAGEMENT TEAM ANALYZE PROJECTS Development Team Financial Analysis Market Analysis Property Characteristics Project Status Labor Concurrence Third - Party Reports Site Visits ESG Considerations UNDERWRITING Financial Analysis Market Review Mortgage Credit Sponsor/Management $75M or over under $75M 18

38.2% 5.5% 1.9% 50.1% 1.0% 3.3% Cash & Cash Equivalents AAA Agency (including Fannie & Freddie) US Government (including Treasury, FHA & GNMA ) AA Average Quality (State Housing Bonds) Not Rated (Direct Loans) Credit Quality* As of December 31, 2020 * Based on total investments and including unfunded commitments. 91% Government/ Agency/AAA/Cash High Credit Quality 19

* Based on total investments and including unfunded commitments. ** Includes 3.2% Fannie Mae Delegated Underwriting and Servicing Structured Adjustable Rate Mortgage allocation 0.2% 13.3% 0.8% 11.1% 65.9% 1.5% 1.0% 6.2% Short Term Treasury Construction - Related MF Investments AAA Private - Label CMBS 30 - Year SF MBS Permanent MF MBS** 15 - Year SF MBS ARMS/floaters SF MBS Sector Allocation* As of December 31, 2020 20 77% Multifamily Overweight to Multifamily Sector

21 Multifamily Focus: Govt/Agency Credit with Attractive Spreads x Government - guaranteed, multifamily construction - related loan spreads provide an attractive opportunity for risk - adjusted returns relative to other investment grade sectors as GNMA construction loans offer one of the widest yield spreads to Treasuries in agency credit investments. x Prepayment protection through yield maintenance/penalty points in low rate environment. x Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation. Investment Comparison As of December 31 , 2020 Source: HIT and Securities Dealers Investment Type Effective Duration (Years) Effective Convexity Yield (%) Spread to 10 - Yr (bps) Spread/ Dur 10 Year UST 9.60 0.49 0.91% 0 0.0 GNMA Construction/Permanent 9.52 0.53 2.35% 144 15.1 GNMA Permanent 8.49 0.42 1.71% 80 9.4 Agency CMBS (e.g., BMOC - 2374 AL ) 7.04 -- 1.51% 60 8.5 FNMA Multifamily 10/9.5 DUS 8.33 0.41 1.27% 36 4.4 UMBS 2.0% 30yr MBS 3.40 - 4.50 1.09% 18 5.3 GNMA 2.0% 30yr MBS 4.00 - 2.50 1.09% 18 4.5 AAA Corporate Component of Barclays Aggregate 12.96 3.03 1.59% 68 5.2 0.0 0.5 1.0 1.5 2.0 2.5 3.0 3.5 0 50 100 150 200 250 Jun-18 Dec-18 Jun-19 Dec-19 Jun-20 Dec-20 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads June 2018 - December 2020 GNMA Permanent GNMA Construction/Permanent FNMA Multifamily 10/9.5 DUS 10-year Treas (right axis)

Multifamily Housing Demand Dwarfs Supply Net Household Formation (in Thousands) Source: National Multifamily Housing Council; Bureau of Labor Statistics; Labor Department; US Census Bureau; National Low I nco me Housing Coalition; Center on Budget and Policy Priorities. 22 As of December 31, 2020, unless otherwise denoted Record Job Loss in the Economy (Nonfarm Payroll, thousands) ▪ 19.8 million rental households (40 million people) live in multifamily apartments. ▪ 30 - 40 million Americans could face evictions when the eviction moratorium ends. ▪ Shifts in demographic trends and income loss to COVID - 19 are driving historic rental demand. ▪ The U.S. needs to build an average of 328,000 new apartment units annually through 2030 to meet demand from household growth and losses to the existing stock. ▪ From 2001 to 2018, adjusted for inflation renter incomes grew just 0.5 percent while rents were up nearly 13 percent. ▪ Low income renters face a shortage of 7 million rental units; only 36 affordable homes exist for every 100 low income households - according to the National Low Income Housing Coalition study in 2020. -500 0 500 1000 1500 2000 2500 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 130000 135000 140000 145000 150000 155000 Dec-18 Jan-19 Feb-19 Mar-19 Apr-19 May-19 Jun-19 Jul-19 Aug-19 Sep-19 Oct-19 Nov-19 Dec-19 Jan-20 Feb-20 Mar-20 Apr-20 May-20 Jun-20 Jul-20 Aug-20 Sep-20 Oct-20 Nov-20 Dec-20 Jan-21

23 Interest Rate Environment Yield Curve Economic Indicators 3/31/2020 6/30/2020 9/30/2020 12/31/2020 GDP (seasonally adj. annual rate) - 5.0% - 31.4% 33.4% 4.1% Unemployment Rate 4.4% 11.1% 7.8% 6.7% Core Inflation (Personal Consumption Expenditures (PCE) less food and energy) yearly basis 1.7% 1.1% 1.5% 1.5% Lower Balance Federal Funds Rate 0.0% 0.0% 0.0% 0.0% Source : Bureau of Economic Analysis, Bureau of Labor Statistics, Federal Reserve Board Nasdaq vs 10yr US Treasury 6,500 7,500 8,500 9,500 10,500 11,500 12,500 13,500 0.5% 1.0% 1.5% 2.0% GT10 Govt (Left axis) Nasdaq (Right axis) 0.149 0.288 0.491 0.656 1.411 0.127 0.277 0.47 0.684 1.455 0.121 0.361 0.643 0.913 1.645 0 0.2 0.4 0.6 0.8 1 1.2 1.4 1.6 1.8 2 5 7 10 30 6/30/2020 9/30/2020 12/31/2020

24 Investment Management Economic Environment and Outlook x COVID will continue to be a major factor in the global economy in 2021 . ▪ Growth is expected to return in 2021 . Capital markets are optimistically pricing in a recovery that is perfectly reflected in risk asset prices . ▪ A large fiscal stimulus bill is expected to act as an economic bridge, providing near - term support for households and state and local governments . ▪ The scope of long - term damage to the economy is uncertain . Employment recovery has slowed with permanent unemployment rising and small businesses struggling to survive . x Federal Reserve committed to preserving market viability. ▪ With inflation and unemployment well below their projected targets, the Federal Reserve has committed to maintain current interest rates until at least 2023 . ▪ The Federal Reserve is expected to maintain its current level of $ 120 billion of monthly net asset purchases for some time - $ 80 billion in treasuries and $ 40 billion in net MBS . ▪ The Federal Reserve’s new principles and framework are intended to maximize employment and allow inflation averaging above 2%. x Affordable and workforce housing is expected to be a priority of the Biden administration. x HIT is expected to be well - positioned to generate competitive risk adjusted returns and provide financing for impact investments . For Internal Use Only. Confidential and Proprietary Information.

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 [Name, Title Contact information] Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . 25